PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	May 31, 2024	November 30, 2023
Land	$1,502,656	$3,382,782
Buildings, including buildings held for lease	2,971,145	2,836,912
Facilities attached to buildings	1,171,337	1,376,354
Construction in process	1,469,559	3,366,306
Vehicles	573,197	601,791
Tools, furniture, and fixture	82,303	92,532
Software	251,453	246,067
Subtotal	8,021,650	11,902,744
Less: accumulated depreciation	739,752	862,970
Property and equipment, net	$7,281,898	$11,039,774

Property and equipment, net consist of the following:

	November 30,	November 30,
	2023	2022
Land	$3,382,782	$3,590,639
Buildings, including buildings held for lease	2,836,912	3,011,228
Facilities attached to buildings	1,376,354	1,406,457
Construction in process	3,366,306	1,594,738
Vehicles	601,791	680,935
Tools, furniture, and fixture	92,532	54,981
Software	246,067	254,296
Subtotal	11,902,744	10,593,274
Less: accumulated depreciation	862,970	591,131
Property and equipment, net	$11,039,774	$10,002,143